CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Total	Ordinary Share	Additional Paid-In Capital	Loan from Shareholder	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation Reserve and Investments Reserves	Non- controlling Interest
Beginning balance	$ 7,241	$ 7,175	$ 10	$ 11,707	$ 10,681	$ (15,219)	$ (15)	$ 11	$ 66
Beginning balance (in shares) at Dec. 31, 2020			500,000
Proceeds from issuance of equity instruments (in shares)			32,000
Proceeds from issuance of equity instruments	1,445	1,445	$ 1	1,444
Share-based payments	223	223		223
Repayment of loan from shareholder	(568)	(568)			(568)
Conversion of loan from shareholder				10,113	(10,113)
Net income (loss) for the year	(254)	(250)				(250)			(4)
Other comprehensive income	(54)	(50)					(42)	(8)	(4)
Ending balance (in shares) at Dec. 31, 2021			532,000
Ending balance at Dec. 31, 2021	8,033	7,975	$ 11	23,487	0	(15,469)	(57)	3	58
Beginning balance	8,033	7,975	$ 11	23,487	0	(15,469)	(57)	3	58
Proceeds from issuance of equity instruments (in shares)			6,000
Proceeds from issuance of equity instruments	163	163		163
Share-based payments (in shares)			10,000
Share-based payments	181	181		181
Net income (loss) for the year	1,446	1,448				1,448			(2)
Other comprehensive income	$ 137	146					160	(14)	(9)
Ending balance (in shares) at Dec. 31, 2022	547,755		548,000
Ending balance at Dec. 31, 2022	$ 9,960	9,913	$ 11	23,831	0	(14,021)	103	(11)	47
Beginning balance	9,960	9,913	$ 11	23,831	0	(14,021)	103	(11)	47
Proceeds from issuance of equity instruments (in shares)			6,000
Proceeds from issuance of equity instruments	46	46		46
Share-based payments	150	150		150
Net income (loss) for the year	1,018	1,020				1,020			(2)
Other comprehensive income	$ (23)	(25)					(37)	12	2
Ending balance (in shares) at Dec. 31, 2023	553,548		554,000
Ending balance at Dec. 31, 2023	$ 11,151	11,104	$ 11	24,027	0	(13,001)	66	1	47
Beginning balance	$ 11,151	$ 11,104	$ 11	$ 24,027	$ 0	$ (13,001)	$ 66	$ 1	$ 47